Derivative Liabilities (Detail Textuals) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) On Derivative Instruments, Net, Pretax	$ 1,029,541	$ 2,698,490	$ 2,486,451	$ 4,057,859	$ 4,777,654	$ 93,638